Business Combinations - Summary of Allocation of Purchase Price To The Fair Value of Assets Acquired (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Apr. 19, 2021	Jun. 30, 2021	Sep. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Business Acquisition [Line Items]
Stock				$ 25,831
Net Liability	$ 5,900
Assets acquired
Inventories	20,300
Goodwill, Total		$ 109,895		109,895	$ 87,123	$ 87,113
Sommelier
Business Acquisition [Line Items]
Cash payment to acquire buiness		8,000
Contingent consideration		4,000		4,000
Fair value of consideration		12,000		12,000
Assets acquired
Customer relationships		1,500		1,500
Sommelier relationships		1,000		1,000
Trademarks		600		600
Accrued Liabilities		(92)		(92)
Total assets acquired		3,008		3,008
Goodwill, Total		$ 8,992		$ 8,992
Kunde Vineyards and Winery
Business Acquisition [Line Items]
Cash payment to acquire buiness	21,464
Notes Payable	11,668
Stock	25,831
Fair value of consideration	58,963
Net Liability	(5,900)
Amount of estimated consideration	53,063
Assets acquired
Accounts receivable	858
Land	3,351
Buildings	15,524
Winery equipment	5,976
Customer relationships	3,300
Trademarks	3,500
Winery Use Permit	1,250
Accrued liabilities	4,562
Deferred Tax Liability	(10,214)
Total assets acquired	39,283
Goodwill, Total	$ 13,780
Owen Roe Vineyards and Winery
Business Acquisition [Line Items]
Cash payment to acquire buiness			$ 15,131
Contingent consideration			1,000
Amount of estimated consideration			16,131
Assets acquired
Inventories			7,189
Land			1,845
Vineyards			1,465
Buildings			2,852
Winery equipment			2,250
Trademarks			320
Library wines contracts			200
Total assets acquired			16,121
Goodwill, Total			$ 10